Net Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) - Class A Common Stock [Member] - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) [Line Items]
Diluted weighted average number	28,272,000	6,122,000	25,740,000	5,975,000	11,339,000	5,820,000
Diluted net loss available	$ (0.49)	$ (3.84)	$ (0.83)	$ (6.01)	$ (8.40)	$ (6.61)